Earnings per Share (Tables)	9 Months Ended
Sep. 30, 2015
Earnings Per Share [Abstract]
Reconciles Numerator and Denominator of Basic and Diluted Earnings Per Share

A reconciliation of basic and diluted earnings (loss) per share is as follows (in millions, except per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Basic:
Net income (loss) attributable to CNH Industrial	$(124)	$173	$22	$627
Weighted average common shares outstanding—basic	1,362	1,354	1,360	1,354
Basic earnings (loss) per share	$(0.09)	$0.13	$0.02	$0.46
Diluted:
Net income (loss) attributable to CNH Industrial	$(124)	$173	$22	$627
Weighted average common shares outstanding—basic	1,362	1,354	1,360	1,354
Effect of dilutive securities (when dilutive):
Stock Compensation Plans	-	6	3	6
Weighted average common shares outstanding—diluted	1,362	1,360	1,363	1,360
Diluted earnings (loss) per share	$(0.09)	$0.13	$0.02	$0.46

(A)

Performance based Restricted Share Units of approximately 2.1 million shares for the three months ended September 30, 2015 and 8.6 million shares for the three and nine months ended September 30, 2014 were outstanding but not included in the calculation of diluted earnings per share as the impact of these shares would have been anti-dilutive.